Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
INCOME TAXES
Income tax expense (benefit)

The components of the provision for income taxes for the years ended December 31, 2016,  2015 and 2014 are as follows:

	December 31,
	2016	2015	2014
	(Dollars in thousands)

Current income tax provision	$(8,763)	$13,723	$7,970
Deferred income tax expense (benefit)	8,361	(3,409)	395
Total income tax provision	$(402)	$10,314	$8,365

Schedule of effective income tax rate reconciliation

	December 31,
	2016	2015	2014
	(Dollars in thousands)

Current income tax provision	$(8,763)	$13,723	$7,970
Deferred income tax expense (benefit)	8,361	(3,409)	395
Total income tax provision	$(402)	$10,314	$8,365

The effective tax rates differ from the statutory federal tax rate of 35% largely due to tax exempt interest income earned on certain investment securities and loans and the nontaxable earnings on bank owned life insurance.

The provision for income taxes differs from the amount computed by applying the federal income tax statutory rate of 35% to income from continuing operations for the years ended December 31, 2016,  2015 and 2014, as follows:

	December 31,
	2016	2015	2014
	(Dollars in thousands)

Taxes calculated at statutory rate	$(481)	$9,014	$8,087
Increase (decrease) resulting from:
State tax expense, net of federal effect	386	196	209
Non-deductible expenses	51	45	35
Non-deductible dues	35	31	34
Bank-owned life insurance income	(326)	(141)	-
Incentive stock option compensation expense	(16)	-	-
Tax exempt interest income	(17)	-	-
Non-deductible M&A and acquisition related costs	-	857	-
Other, net	(34)	312	-
Income tax provision—as reported	$(402)	$10,314	$8,365

Schedule of significant deferred tax assets and liabilities

	December 31,
	2016	2015	2014
	(Dollars in thousands)

Taxes calculated at statutory rate	$(481)	$9,014	$8,087
Increase (decrease) resulting from:
State tax expense, net of federal effect	386	196	209
Non-deductible expenses	51	45	35
Non-deductible dues	35	31	34
Bank-owned life insurance income	(326)	(141)	-
Incentive stock option compensation expense	(16)	-	-
Tax exempt interest income	(17)	-	-
Non-deductible M&A and acquisition related costs	-	857	-
Other, net	(34)	312	-
Income tax provision—as reported	$(402)	$10,314	$8,365

Significant deferred tax assets and liabilities at the dates indicated were as follows:

	December 31,
	2016	2015
	(Dollars in thousands)

Deferred tax assets:
Allowance for credit losses	$9,233	$11,531
Acquired loan valuation allowance	3,493	8,883
Net operating loss carryforward	1,755	1,755
Nonqualified stock options	1,561	1,464
Real estate acquired by foreclosure write-downs	1,432	2,695
Acquired deposit valuation allowance	804	1,631
Unrealized loss on available-for-sale securities	390	-
Pre-opening expenses	120	144
Other	1,661	1,031
Total deferred tax assets	20,449	29,134
Deferred tax liabilities:
Goodwill and core deposit intangibles	4,337	4,532
Acquired subordinated debentures valuation allowance	2,996	3,143
Acquired investments valuation allowance	688	688
Deferred loan costs	674	603
Depreciable assets	392	381
Unrealized gain on available-for-sale securities	-	225
Other	96	52
Total deferred tax liabilities	9,183	9,624
Net deferred tax asset	$11,266	$19,510

Summary of uncertain tax positions

The uncertain tax position as of the dates indicated were as follows:

	2016	2015	2014
	(Dollars in thousands)

Unrecognized tax benefits - January 1	$1,625	$-	$-
Gross increases - tax positions in current period	-	1,625	-
Unrecognized tax benefits - December 31	$1,625	$1,625	$-